Investments in Companies Under Equity Method - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Change in consolidation scope	$ 23.6	$ (8.6)	$ 4.9
Investments made during the year	0.7	19.0	40.0
Loans granted	38.4	18.2	65.1
Seabed Geosolutions BV [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Investments made during the year		19.0	40.0
Loans granted			38.0
Loans repaid		19.0
Global Seismic Shipping AS [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Change in consolidation scope	23.6
Loans granted	$ 15.6
Gardline CGG Pte Ltd [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Change in consolidation scope		$ (8.6)
Magnitude Microseismic LLC. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Change in consolidation scope			$ 4.9